Material Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Material Accounting Policies [Line Items]
Cash and cash equivalents	$ 2,361,689	$ 2,270,438	$ 1,000,284	$ 956,975
Operating cash flow	(2,936,893)	(319,829)
Net loss	(2,693,100)	(83,218,041)
Share-based compensation		$ 83,155,544
Offering related cost	1,050,236
Increased borrowing	33,744
Bank loans amount	$ 5,995,047		$ 6,028,791
Percentage of point-in-time sales	5.00%
Sales value	$ 264,481
Purchased insurance policy capitalized amount	84,389
Insurance revalued amount			$ 69,505
Accumulating asset	$ 1,000,000
Percentage of singapore shareholding tax purposes	2.00%
Percentage of geographic revenue	0.80%	1.00%
Top of range [member]
Material Accounting Policies [Line Items]
Gearing ratio	0.98
Bottom of range [member]
Material Accounting Policies [Line Items]
Gearing ratio	2.38
Loan 5 and 6 [Member]
Material Accounting Policies [Line Items]
Net loss	$ (2,693,100)
Share-based compensation	1,470,513
Bank loans [Member]
Material Accounting Policies [Line Items]
Increased borrowing	5,995,047
Bank loans [Member] | Top of range [member]
Material Accounting Policies [Line Items]
Current liabilities			$ 4,580,526
Non-current liabilities	$ 3,334,130
Interest rate	8.20%
Bank loans [Member] | Bottom of range [member]
Material Accounting Policies [Line Items]
Current liabilities	$ 6,838,221
Non-current liabilities	$ 334,130
Interest rate	2.50%
Loan 1 [Member]
Material Accounting Policies [Line Items]
Interest rate			3.40%
Loan 2 and Loan 3 [Member] | Top of range [member]
Material Accounting Policies [Line Items]
Interest rate	8.20%
Loan 2 and Loan 3 [Member] | Bottom of range [member]
Material Accounting Policies [Line Items]
Interest rate	2.50%
Loan 4 [Member] | Top of range [member]
Material Accounting Policies [Line Items]
Interest rate	5.60%
Loan 4 [Member] | Bottom of range [member]
Material Accounting Policies [Line Items]
Interest rate	4.70%
Loan 5 [Member]
Material Accounting Policies [Line Items]
Interest rate	3.90%
Loan 6 [Member]
Material Accounting Policies [Line Items]
Bank loans amount	$ 936,753
Interest rate	3.00%
Loan 7 [Member]
Material Accounting Policies [Line Items]
Interest rate	7.20%
Convertible Note [Member]
Material Accounting Policies [Line Items]
Bank loans amount	$ 1,000,000
Loan 1 [Member]
Material Accounting Policies [Line Items]
Bank loans amount	995,047
Bank Loan [Member]
Material Accounting Policies [Line Items]
Bank loans amount	$ 6,028,791